Insurance (Details) R$ in Thousands	Jun. 30, 2020 BRL (R$)
Insurance (Textual)
Liabilities covered by insurance and related amounts	R$ 96,604
Civil liability (D&O) [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	20,000
Civil, professional and general liability [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	10,476
Machinery [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	22,296
Fire/lightning/explosion/electrical damage (office) [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	7,072
Storage silo (Chaparral Farm) [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	R$ 36,760